Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
Income Taxes Details Narrative
Change in valuation allowance	$ 1,342,798	$ 759,565
Research and development credit carry forward	$ 369,117	$ 310,797